Revenue and Deferred Revenues - Summary of Disaggregated Revenue with Reportable Segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 3,645,335	$ 530,192	¥ 2,048,896	¥ 1,556,476
Xiaomi Wearable Products
Disaggregation Of Revenue [Line Items]
Revenue	2,439,534
Self-branded Products and Others
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,205,801